Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2012
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits
NOTE 8	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

The Company has defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. The Company’s plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, the Company sponsors several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

Upon completion of the restructuring activity discussed in Note 4: Restructuring, approximately 850 full-time positions will be reduced. The Company has included the estimated impact of the planned reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2012. As a result, the benefit obligation of the pension plans and other postretirement plans decreased by approximately $2,700 and increased by approximately $1,900, respectively. Included in the following tables are charges recognized for termination benefits, curtailment, and settlement as a result of the restructuring plan.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive (loss) income related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2012	2011	2010	2012	2011	2010
Service cost	$8,050	$7,504	$5,755	$2,348	$1,620	$1,525
Interest cost	26,210	25,491	24,788	3,075	2,775	2,607
Expected return on plan assets	(26,955)	(26,848)	(22,894)	—	—	—
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Termination benefit cost	1,838	8,395	—	2,030	2,413	—

Net periodic benefit cost	$21,831	$30,077	$15,302	$6,870	$5,783	$2,600

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive (loss) income before income taxes:
Prior service cost arising during the year	$—	$(359)	$(1,334)	$—	$(925)	$—
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Foreign currency translation	1,092	(2,032)	(5,932)	(69)	104	173
Other adjustments	23	—	(71)	—	—	—

Net change for year	$(68,322)	$(389)	$(13,397)	$(4,815)	$(9,615)	$(4,607)

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.50%	5.80%	7.40%	5.50%	5.80%	7.40%
Expected return on plan assets	7.00	7.50	7.75	—	—	—
Rate of compensation increase	4.14	4.15	3.79	—	—	—
Canadian plans:
Discount rate	5.00%	5.30%	5.40%	5.00%	5.30%	5.40%
Expected return on plan assets	6.66	7.08	7.33	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

The Company uses a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations.

The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$503,346	$450,728	$59,789	$45,592
Service cost	8,050	7,504	2,348	1,620
Interest cost	26,210	25,491	3,075	2,775
Amendments	—	359	—	925
Actuarial loss	60,019	30,276	4,278	7,769
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(5,052)	8,446	(526)	1,270
Curtailment	398	2,151	(115)	—
Settlement	(4,974)	—	—	—
Termination benefit cost	1,838	8,395	2,030	2,413
Other adjustments	—	—	133	22

Benefit obligation at end of year	$561,746	$503,346	$68,829	$59,789

Change in plan assets:
Fair value of plan assets at beginning of year	$407,600	$367,322	$—	$—
Actual return on plan assets	5,246	45,743	—	—
Company contributions	11,428	16,779	2,165	2,576
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(4,744)	7,760	—	—
Settlement	(4,974)	—	—	—
Other adjustments	—	—	18	21

Fair value of plan assets at end of year	$386,467	$407,600	$—	$—

Funded status of the plans	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Other noncurrent assets	$—	$2,976	$—	$—
Defined benefit pensions	(147,551)	(98,722)	—	—
Accrued compensation	(27,728)	—	—	—
Postretirement benefits other than pensions	—	—	(68,829)	(59,789)

Net benefit liability	$(175,279)	$(95,746)	$(68,829)	$(59,789)

The Company will offer terminated pension participants a lump-sum cash settlement in order to reduce the Company’s future pension obligation and administrative costs. Approximately $20,000 of the $27,728 in accrued compensation relates to the anticipated lump-sum payments.

The following table summarizes amounts recognized in accumulated other comprehensive (loss) income in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Net actuarial (loss) gain	$(204,471)	$(134,306)	$2,293	$6,683
Prior service (cost) credit	(2,966)	(4,809)	1,704	2,129

Total recognized in accumulated other comprehensive (loss) income	$(207,437)	$(139,115)	$3,997	$8,812

During 2013, the Company expects to recognize amortization of net actuarial losses and prior service cost of $13,298 and $588, respectively, in net periodic benefit cost.

The following table sets forth the assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	4.70%	5.50%	4.70%	5.50%
Rate of compensation increase	4.14	4.14	—	—
Canadian plans:
Discount rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increase	4.00	4.00	—	—

For 2013, the assumed health care trend rates are 8.0 percent and 6.5 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

A one-percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2012:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$209	$176
Effect on benefit obligation	3,274	2,844

The following table sets forth selective information pertaining to the Company’s Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2012	2011	2012	2011
Benefit obligation at end of year	$125,708	$123,600	$13,255	$12,898
Fair value of plan assets at end of year	104,475	113,814	—	—

Funded status of the plans	$(21,233)	$(9,786)	$(13,255)	$(12,898)

Components of net periodic benefit cost:
Service cost	$1,362	$1,470	$39	$34
Interest cost	5,616	5,713	570	596
Expected return on plan assets	(7,018)	(6,912)	—	—
Amortization of net actuarial loss (gain)	2,983	4,836	(4)	(39)
Curtailment loss (gain)	—	185	(115)	—
Settlement loss	1,066	—	—	—
Termination benefit cost	—	933	—	—
Other	—	6	—	(1)

Net periodic benefit cost	$4,009	$6,231	$490	$590

Changes in plan assets:
Company contributions	$6,123	$4,629	$762	$771
Participant contributions	514	498	—	—
Benefits paid	(9,324)	(8,595)	(762)	(771)
Actual return on plan assets	3,066	10,419	—	—
Foreign currency translation	(4,744)	7,760	—	—
Settlement loss	(4,974)	—	—	—

The following table sets forth additional information related to the Company’s defined benefit pension plans.

	April 30,
	2012	2011
Accumulated benefit obligation for all pension plans	$523,584	$468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	386,467	374,741

The Company employs a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, management considers the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$13,999	$—	$—	$13,999
Equity securities:
U.S. (B)	79,582	16,872	—	96,454
International (C)	65,361	13,029	—	78,390
Fixed-income securities:
Bonds (D)	82,109	—	—	82,109
Fixed income (E)	76,866	—	—	76,866
Other types of investments:
Hedge funds (F)	—	—	22,351	22,351
Private equity funds (F)	—	—	16,298	16,298

Total financial assets measured at fair value	$317,917	$29,901	$38,649	$386,467

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Cash and cash equivalents (A)	$6,006	$—	$—	$6,006
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164
International (C)	40,189	41,808	—	81,997
Fixed-income securities:
Bonds (D)	65,126	17,610	—	82,736
Fixed income (E)	45,515	34,544	—	80,059
Other types of investments:
Hedge funds (F)	—	—	37,451	37,451
Private equity funds (F)	—	—	13,187	13,187

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600

(A)	This category includes money market holdings with maturities of three months or less and are classified as Level 1. Based on the short-term nature of these assets, carrying value approximates fair value.
(B)	This category is invested primarily in a portfolio of common stocks included in the Russell 1000 Index and traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges. The Level 3 assets are valued at approximate fair value. No assets were classified as Level 3 as of April 30, 2012.
(C)	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside of the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
(D)	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of bonds traded on active exchanges. No assets were classified as Level 2 as of April 30, 2012.
(E)	This category is comprised of a core fixed-income fund that invests at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of fixed-income securities traded on active exchanges. No assets were classified as Level 2 as of April 30, 2012.
(F)	The hedge funds category is comprised of hedge funds of funds which invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by management’s review.

The following table presents a rollforward of activity for Level 3 assets between May 1, 2011 and April 30, 2012.

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4,777	$37,451	$13,187	$55,415
Purchases and sales – net	2,999	(13,616)	1,095	(9,522)
Actual return on plan assets sold during the period	(7,776)	(893)	—	(8,669)
Actual return on plan assets still held at reporting date	—	(591)	2,016	1,425

Balance at April 30, 2012	$—	$22,351	$16,298	$38,649

The Company’s current investment policy is to invest approximately 45 percent of assets in equity securities, 41 percent in fixed-income securities, and 14 percent in cash and other investments. Included in equity securities were 317,552 of the Company’s common shares at April 30, 2012 and 2011. The market value of these shares was $25,287 at April 30, 2012. The Company paid dividends of $597 on these shares during 2012.

The Company expects to contribute approximately $32 million, including $20 million of anticipated lump-sum cash settlements, to the defined benefit pension plans in 2013. The Company expects the following payments to be made from the defined benefit pension and other postretirement benefit plans: $47 million in 2013, $34 million in 2014, $33 million in 2015, $40 million in 2016, $34 million in 2017, and $185 million in 2018 through 2022.